Investments - Summary of Long Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	$ 1,986	$ 3,669
Patria Brazil Real Estate Fund II, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	1,146	2,712
Patria Brazilian Private Equity Fund III, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	369	446
Patria Brazilian Private Equity Fund IV, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	102	129
Patria Brazilian Private Equity Fund V, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	89	100
Patria Brazil Real Estate Fund III, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	32	54
Patria Private Equity Fund VI, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	130	35
Patria Infrastructure Fund II, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	44	83
Patria Infrastructure Fund III, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	61	91
Patria Infrastructure Fund IV, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	1
Patria lnfrastructure II LAP Co-lnvest UK, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	3	4
Patria Alphaville Co-Invest, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	4	6
Patria Farmland Fund I, L.P. [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	1	2
Other investments [Member]
Disclosure Of Investments Other Than Investments Accounted For Under Equity Method [Line Items]
Long term investments	$ 4	$ 7